Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Share Capital	Share-based payments reserve	Retained Earnings	Equity attributable to Nevsun shareholders	Non-controlling Interests	Total
Beginning Balance at Dec. 31, 2016	$ 700,133	$ 12,775	$ 183,465	$ 896,373	$ 166,086	$ 1,062,459
Balance (Shares) at Dec. 31, 2016	301,322,891
Statement Line Items [Line Items]
Exercise of stock options	$ 245			245		245
Exercise of stock options (shares)	81,333
Transfer to share capital on exercise of stock options	$ 107	(107)
Stock options reclassified to cash-settled units		(1,718)	1,718
Share-based payments		1,153		1,153
Shares issued as part of dividend reinvestment program	$ 1,793			1,793		1,793
Shares issued as part of dividend reinvestment program (shares)	569,978
Income (loss) for the period			(69,437)	(69,437)	(23,892)	(93,329)
Dividends declared			(6,039)	(6,039)		(6,039)
Distribution to non-controlling interest					(4,000)	(4,000)
Spending on Lower Zone commitment					3,443	3,443
Balance at Jun. 30, 2017	$ 702,278	12,103	109,707	824,088	141,637	965,725
Balance (Shares) at Jun. 30, 2017	301,974,202
Beginning Balance at Dec. 31, 2017	$ 702,278	12,103	109,707	824,088	141,637	965,725
Balance (Shares) at Dec. 31, 2017	301,974,202
Statement Line Items [Line Items]
Exercise of stock options	$ 750			750		750
Exercise of stock options (shares)	251,335
Transfer to share capital on exercise of stock options	$ 217	(217)
Share-based payments		603		603		603
Shares issued as part of dividend reinvestment program	$ 298			298		298
Shares issued as part of dividend reinvestment program (shares)	109,190
Income (loss) for the period			(13,869)	(13,869)	5,122	(8,747)
Distribution to non-controlling interest					(14,000)	(14,000)
Spending on Lower Zone commitment					469	469
Balance at Jun. 30, 2018	$ 704,087	$ 10,818	$ 76,671	$ 791,576	$ 140,938	$ 932,514
Balance (Shares) at Jun. 30, 2018	302,573,005